Expense Example	Apr. 23, 2026 USD ($)
JNL Government Money Market Fund (Class I)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
JNL Government Money Market Fund (Class SL)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	51
Expense Example, with Redemption, 5 Years	97
Expense Example, with Redemption, 10 Years	$ 233